Russell Equity ETF
RUSSELL EQUITY ETF (ONEF)
Investment Objective (Non-Fundamental)
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	Russell Equity ETF
SHAREHOLDER FEES (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Russell Equity ETF
Management Fees	[1]	0.35%
Other Expenses	[1]	none
Acquired Fund Fees and Expenses	[1]	0.23%
Total Annual Fund Operating Expenses	[1][2][3]	0.58%
Less Fee Waivers and Expense Reimbursements	[1][4]	(0.07%)
Net Annual Fund Operating Expenses	[1][2]	0.51%
[1]	Through July 31, 2015, Russell Investment Management Company ("RIMCo") has contractually agreed to assume the responsibility for payment of (1) the salaries and other compensation, as such amounts are determined by the Trustees who are not officers, employees, partners, shareholders or members of RIMCo or any of its subsidiaries or affiliates ("Independent Trustees"), and expenses, including travel expenses, of any of Russell Exchange Traded Funds Trust's (the "Trust") executive officers and employees (if any) and Independent Trustees and (2) the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses." Shareholders in the Fund indirectly bear the proportionate expenses of the Underlying Funds in which the Fund invests. The Fund's Net Annual Fund Operating Expense ratio in the table is based on the Fund's total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which the Fund invests. This Net Annual Fund Operating Expense ratio may be higher or lower depending on the allocation of Fund assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2015.
[4]	Until July 31, 2015, RIMCo has contractually agreed to waive 0.07% of its 0.35% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account fee waivers in Year 1 only). Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Russell Equity ETF	52	179	317	719

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). You may invest directly in the Underlying ETFs in which the Fund invests. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying ETFs. The 80% investment requirement applies at the time the Fund invests its assets. In pursuing the Fund’s investment objective, Russell Investment Management Company (“RIMCo” or the “Adviser”) will normally invest the Fund’s assets in Underlying ETFs that seek to track various indices. These indices include those that track the performance of equity securities of large, medium and small capitalization companies across the globe including developed countries and emerging market countries. Equity securities may include common and preferred stocks, warrants and rights to subscribe to common stock, convertible securities and master limited partnerships. The Fund will only invest in U.S.-listed ETFs. There is no maximum limit on the percentage of Fund assets that may be invested in non-U.S. securities through U.S.-listed Underlying ETFs and the holdings of such Underlying ETFs may be denominated in currencies other than the U.S. Dollar. The Fund generally will remain fully invested in Underlying ETFs.

The Adviser employs an active investment strategy, meaning that it buys and holds Underlying ETFs for either a long or short period of time depending on the various available investment opportunities. The Adviser’s asset allocation strategy seeks to provide exposure to equity securities in a variety of domestic and foreign markets. The Adviser’s asset allocation strategy establishes a target strategic asset allocation for the Fund and then the Adviser implements the strategy by selecting Underlying ETFs that represent each of the desired asset classes, sectors and/or strategies. The Adviser may modify the Fund’s target strategic asset allocation from time to time. The Adviser’s strategy also involves periodic review of the Fund’s holdings as markets fluctuate to ensure that the portfolio adheres to the strategic allocation, and/or to seek to add value through tactical changes that may over-weight or under-weight Underlying ETFs around the strategic allocation. The Adviser’s strategic and tactical asset allocation decisions are generally based upon capital markets research, including factors such as the Adviser’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying ETF.

The Adviser may manage the Fund’s overall portfolio characteristics with the goal to increase or decrease factor exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, region/country, dividend yield or currency) or offset undesired benchmark relative over-weights or under-weights in order to seek to achieve the desired risk/return profile for the Fund. RIMCo may accomplish this through either its strategic allocation among various asset classes, sectors and/or strategies, or through tactical allocations that may deviate from the strategic allocation in order to seek to achieve the desired risk/return profile for the Fund. The Adviser may utilize either a proprietary or third party quantitative model designed to assess portfolio exposures.

The Adviser selects Underlying ETFs based on their potential to represent the underlying asset class, sector and/or strategy to which the Adviser seeks exposure for the Fund. While the Fund intends to primarily invest in Underlying ETFs that hold equity securities, the Fund also may invest in other Underlying ETFs that represent asset classes which are not currently represented by the Underlying ETFs or that pursue investment strategies not pursued by the current Underlying ETFs. The Fund may in the future invest in affiliated Underlying ETFs advised by the Adviser. The Adviser and its affiliates would receive fees for services provided to these ETFs for management and other services.

The Adviser considers selling Underlying ETFs generally for one of four reasons: 1) the Adviser no longer wants exposure to the asset class, sector and/or strategy that the Underlying ETF represents; 2) the Adviser has identified an alternative Underlying ETF for the asset class, sector and/or strategy to which the Adviser seeks exposure that either better represents that asset class, sector and/or strategy or does so at a lower cost; 3) the Adviser seeks to rebalance the portfolio to the target strategic allocation; or 4) the Adviser seeks to modify the strategic or tactical allocation for the Fund as described above.

The Adviser seeks to maintain a low total expense ratio for the Fund and, therefore, also evaluates Underlying ETFs based on their expense ratios. An Underlying ETF is also evaluated based on its tracking error to its underlying index.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

Asset Allocation Risk. Neither the Fund nor the Adviser can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or the Adviser offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. There is no guarantee that the Adviser will effectively assess the Fund’s characteristics or exposures and it is possible that its judgments regarding the Fund’s risk/return profile may prove incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may be ineffective and/or cause the Fund to underperform. The value of your investment may decrease if the Adviser’s judgment about a particular asset class, sector, strategy and/or Underlying ETF is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying ETFs, to asset classes, sectors, strategies and/or factors that underperform, and the Fund may also experience relative underperformance if the market rewards certain exposures for a period of time and not others.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

Potentially Limited Number of Underlying ETFs. From time to time, the Fund may have a significant investment in a single Underlying ETF or a small number of Underlying ETFs. To the extent that the Fund is invested in this way, it is subject to the risk that poor performance of one or more of these Underlying ETFs could have a greater impact on the Fund than if the Fund invested in a broader range of ETFs. There is generally no limit to the amount the Fund may invest in an Underlying ETF.

Costs of Investing in Underlying ETFs. When the Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more expenses than a direct investment in the Underlying ETF.

Investing in Underlying ETFs. The assets of the Fund are invested primarily in shares of the Underlying ETFs, and the investment performance of the Fund is directly related to the investment performance of the Underlying ETFs in which it invests.

Underlying ETF Risks.

The Fund is exposed to the same risks as the Underlying ETFs in which it invests in direct proportion to the allocation of the Fund’s assets among the Underlying ETFs. The following are the principal risks associated with investing in the Underlying ETFs which are also principal risks of investing in the Fund as a result of its investment in the Underlying ETFs:
  Non-Diversification Risk. Certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Underlying ETFs in which the Fund invests may be non-diversified and, as a result, may have greater exposure to volatility than other ETFs. Because a non-diversified Underlying ETF may invest a larger percentage of its assets in securities of a single issuer than a diversified Underlying ETF, the performance of that issuer can have a substantial impact on that Underlying ETF, and therefore the Fund’s share price.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. The Fund may invest a significant portion of its assets in Underlying ETFs whose investments are denominated in non-U.S. currencies, or which invest in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Tracking Error Risk. Although an Underlying ETF may seek to match the returns of an index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of its applicable index due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
  American Depositary Receipts (ADRs). ADRs have the same currency and economic risks as the underlying non-U.S. securities they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio securities.
The risks of the Underlying ETFs described above are qualified in their entirety by the risk disclosure included in each Underlying ETF’s prospectus.

Please refer to the “Risks” section in the Fund’s Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russelletfs.com.
Calendar Year Total Returns

Highest Quarter: 13.59% Quarter: (3Q/10) Lowest Quarter: (18.50)% Quarter: (3Q/11)
Average annual total returns for the periods ended December 31, 2013
Average Annual Total Returns		1 Year	Since Inception		Inception Date
Russell Equity ETF	[1]	24.97%	12.58%	[2]	May 11, 2010
Russell Equity ETF Return After Taxes on Distributions	[1]	24.43%	12.10%	[2]	May 11, 2010
Russell Equity ETF Return After Taxes on Distributions and Sale of Fund Shares	[1]	14.50%	9.88%	[2]	May 11, 2010
Russell Equity ETF Russell Developed Large Cap Index (reflects no deduction for fees, expenses or taxes)	[1]	27.38%	13.21%	[2]	May 11, 2010
[1]	Total returns are as of the most recent calendar year end. The Fund's total year-to-date return before taxes as of June 30, 2014 is 6.20%.
[2]	Commencement of Operations is May 11, 2010.